Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Bank overdrafts repayable on demand	€ 1,223	€ 2,111	€ 1,974